Accounts Receivable, Net (Details) - Schedule of Allowance of Doubtful Accounts	6 Months Ended		12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Allowance of Doubtful Accounts [Abstract]
Beginning balance	¥ 10,196,104	$ 1,430,671	¥ 1,185,328
Addition	6,974,931	978,690	9,745,364
Write off	(5,423)	(761)	(406,566)
Reverse	(9,023,644)	(1,266,156)	(328,022)
Ending balance	¥ 8,141,968	$ 1,142,444	¥ 10,196,104